THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JULY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.1%

	Shares	Value
CANADA — 9.7%
Cenovus Energy	129,437	$2,461,892
Suncor Energy	75,085	2,349,409

		4,811,301

FRANCE — 2.9%
Airbus ADR	39,469	1,452,854

GERMANY — 6.9%
Bayer ADR	137,144	2,002,302
SAP ADR	10,247	1,397,179

		3,399,481

UNITED KINGDOM — 4.9%
Shell ADR	39,184	2,414,910

UNITED STATES — 71.7%
Air Lease	45,319	1,918,807
Alphabet *	11,176	1,483,279
American Express	10,028	1,693,529
Applied Materials	8,816	1,336,417
Bristol-Myers Squibb	24,954	1,551,889
Centene *	24,393	1,660,919
Constellation Brands	7,861	2,144,481
Corteva	19,990	1,128,036
Energy Transfer	200,684	2,667,090
Goldman Sachs Group	5,568	1,981,484
Intercontinental Exchange	12,737	1,462,208
L3Harris Technologies	7,362	1,395,025
Laboratory Corp of America Holdings	9,031	1,932,002
Liberty Media -Liberty Formula One Cl, C *	34,284	2,489,018
Medtronic	19,897	1,746,161
NOV	104,483	2,098,019
Sysco	20,572	1,569,849
TE Connectivity	13,691	1,964,522
Uber Technologies *	35,814	1,771,360
Waters *	5,173	1,428,834

		35,422,929

TOTAL COMMON STOCK
(Cost $39,181,457)		47,501,475

TOTAL INVESTMENTS — 96.1%
(Cost $39,181,457)		$47,501,475

Percentages are based on Net Assets of $49,431,674.

*	Non-income producing security.

Cl — Class

ADR — American Depositary Receipt

CMB-QH-010-3200

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